Deferred Acquisition Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Policy Acquisition Costs [Line Items]
Balance, beginning of year	$ 5,246,343	$ 6,283,236	$ 4,362,771
Capitalization	730,825	1,006,773	911,425
Interest	239,127	172,195	181,239
Amortization	(1,244,315)	(1,438,375)	(1,331,923)
Change in shadow DAC	(1,121,140)	(777,486)	2,159,724
Balance, end of year	$ 3,850,840	$ 5,246,343	$ 6,283,236